LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Operating lease cost	$ 60,444	$ 362,664	$ 181,332
Short-term lease cost	431,474	72,319	214,846
Sublease income	(1,500)	0	(1,500)
Total lease cost	$ 490,418	$ 309,147	$ 394,678